                       PENN MUTUAL VARIABLE LIFE ACCOUNT I
                     THE PENN MUTUAL LIFE INSURANCE COMPANY
                                600 DRESHER ROAD
                           HORSHAM, PENNSYLVANIA 19044
                                 (215) 956-8000

           CERTIFICATION PURSUANT TO RULE 497(J) UNDER THE SECURITIES
                             ACT OF 1933, AS AMENDED
                          FILE NOS. 33-54662; 811-05006

We hereby certify that the prospectuses and statement of additional information that would have been required to be filed under Rule 497(c) would not have differed from those contained in post-effective amendment No. 22 to the Registration Statement for Penn Mutual Variable Life Account I (File No. 33-54662) electronically filed on April 26, 2007, the most recent amendment to the Registration Statement.

                                        PENN MUTUAL VARIABLE LIFE ACCOUNT I

                                        BY: THE PENN MUTUAL LIFE INSURANCE
                                            COMPANY


Dated: May 4, 2007                      By: /s/ Jill Bukata
                                            ------------------------------------
                                            Jill Bukata